Introduction, basis of presentation of the consolidated financial statements and other information	12 Months Ended
Dec. 31, 2017
Introduction, basis of presentation of the consolidated financial statements and other information [Abstract]
Introduction, basis of presentation of the consolidated financial statements and other information

1. Introduction, basis of presentation of the consolidated financial statements and other information

a) Introduction

Banco Santander (Brasil) S.A. (Banco Santander or Bank), directly and indirectly controlled by Banco Santander, S.A., based in Spain (Banco Santander Spain), is the lead institution of the Financial and Prudential Group (Conglomerate Santander) under the authority of the Central Bank of Brazil (Bacen), established as a corporation, with headquarters at Avenida Presidente Juscelino Kubitschek, 2041 and 2235 - A Block - Vila Olímpia - São Paulo - SP. Banco Santander operates as a multiple service bank, conducting its operations by means of portfolios such as commercial, investment, loans and advances, mortgage loans, leasing, credit card operations and foreign exchange. Through its subsidiaries, the Bank also operates in the payment institution, leasing, shares club management, securities and insurance brokerage operations, capitalization and pension plan. The Bank's activities are conducted within the context of a group of institutions that operate on an integrated basis in the financial market. The corresponding benefits and costs of providing services are absorbed between them, they are conducted in the normal course of business and under commutative conditions.

The consolidated financial statements for the year ended on December 31, 2017, were authorized to be issued by the Board of directors at the meeting held on February 15, 2018.

b) Basis of presentation of the consolidated financial statements

These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB), and the interpretations issued by the IFRS Interpretations Committee (Current name of International Financial Reporting Interpretations Committee - IFRIC). All the relevant information specific to Banco Santander's financial statements, and only these, are being evidenced, and correspond to those used by Banco Santander in its management.

c) Other information

c.1) Adoption of new standards and interpretations

The Bank adopt the rules and interpretations that came into force since january 1, 2017. The following rules and interpretations are applicable to the Bank and did not have relevant effect over the financial statement:

• Annual Improvements of IFRS

2015-2017 cycle (Public Consultation) - Subjects under discussion related to: IAS 12 - Income Taxes, IAS 23 - Borrowing Costs and IFRS 9 - Financial Instruments and IAS 28 -  Investments in Associates and Joint Ventures.

IAS 12 - Income Taxes - The subject under discussion is related to the presentation of income tax consequences of payments on, and issuing costs of, financial instruments that are classified as equity, i.e. whether an entity recognizes the relevant income tax consequences directly in equity or in profit or loss.

IAS 23 - Borrowing Costs - Clarify whether an entity transfers specific borrowings to the general borrowings pool once the construction of a qualifying asset is complete.

Standards and Interpretations that became effective after December 31, 2017

At the date of preparation of these consolidated financial statements, the following standards and interpretations which effectively came into force after December 31, 2017 had not yet been adopted by the Bank:

IFRS 9 - Financial Instruments, issued in July 2014 by the International Accounting Standards Board (IASB) in order to replace IAS39 - Financial instruments, establishing the requirements for the recognition and measurement of financial instruments to be applied as from January 2018. The update establishes changes to the IFRS 9 - Financial Instruments: Disclosure, requiring additional disclosure due to such changes.

1. Model proposed by IFRS 9

The main aspects of the new standard are as follows:

1.a) Classification of financial instruments

The criteria for the financial assets classification will depend both on the business management model and the features of the contractual cash flows, aiming to identify specifically if these meet the SPPI criteria. Based on the aforementioned, the financial asset will be classified into: i) amortized cost, ii) fair value with changes in income statement, or iii) fair value with changes in equity. IFRS 9 also establishes other option of designating an instrument in fair value with changes in income statement under certain conditions.

The main activity of Banco Santander is the concession of retail banking operations and does not concentrate its exposure on complex financial products. The Bank has made an analysis of its portfolios in order to identify and classify the financial instruments into their corresponding portfolio under IFRS 9 and identify existing business models.

Based on the performed analysis, the Bank does not expect significant changes in the composition of the portfolios, due the fact that there will be no significant changes with respect to the classification under pre-existing regulation:

• Financial assets classified as Loans and Advances and Held-to-Maturity under IAS 39 are generally intended to be classified as amortized cost.

• Available for sale debt instruments will generally continue to be classified into fair value with changes in other comprehensive income, unless cash flows features imply its classification into other portfolio.

• Available for sale equity instruments will be classified as fair value and, depending on the nature of the investment, their variations will be recorded in the income statement or in other comprehensive income (irrevocably).

• Financial instruments currently classified as fair value through profit and loss will generally continue to be classified in this category.

With regard to financial liabilities, the classification remains essentially unchanged relative to the current standard.

Based on the adopted models, the Bank estimated a non material impact in its equity arising from the IFRS 9 adoption, related to the application of the new financial assets classification requirements. This amount will be booked when the standard becomes fully applied, on January 1, 2018, registering the counterparties in each financial asset heading.

1.b) Credit risk impairment model

The IFRS 9 introduces a new impairment model to be applied to financial assets which requires the expected credit loss (ECL) recognition instead of incurred loss, according to the current rule.

Under the current standard, the incurred losses are calculated based on reasonable and substantiated information about past events and current conditions. According to the IFRS 9 the expectation of future events and economic conditions must also be considered.

The Bank does not recognize interest from the moment Management understands that the recognition of this revenue is not probable, due to the significant uncertainty of future receipt. Banco Santander estimated that this unrecognized balance is not significant.

Scope of application

The IFRS 9 financial assets impairment model has the application scope bigger than the incurred loss model, currently used, being applied on the Financial Assets classified into "amortized cost" and on the debt instruments classified into "fair value through OCI" as well as the consideration of lease, risks and contingent commitments.

Classification of financial instruments by phases

The financial instruments portfolio for impairment purposes will be divided into three categories, based on the phase of each instrument with regard to its credit risk:

- Stage 1: a financial instrument is in phase 1 when there has been no significant increase in its risk since it was initially registered. The impairment over the financial instrument represents the expected loss resulting from possible defaults within the period of 12 months following the reporting date.

- Stage 2: if there has been a significant increase in risk since the date in which the instrument was initially registered, but the impairment has not actually materialized, then the financial instrument will be included in this stage. In this case, the provision for expected loss reflects the estimated loss throughout the residual lifetime of the financial instrument. In order to assess the significant increase in credit risk, shall be used quantitative indicators used in the ordinary credit risk management and other qualitative variables such as the indication that the operation is not impaired if it is considered refinanced or if the operation is included as special agreement.

 - Stage 3: a financial instrument is included in this phase when it is considered to be effectively impaired. In this case, the provision for losses will be the expected credit risk losses throughout the residual lifetime of the financial instrument.

Impairment estimation methodology

Expected loss is measured using the following factors:

- Exposure at Default (EAD): is the amount of the transaction exposed to credit risk including the ratio of current outstanding balance exposure that could be provided at default. Developed models incorporate assumptions over the modifications in the payment schedule.

- Probability of Default (PD): is the likelihood that a counterparty will fail to meet its obligation to pay principal or interest. For the purposes of IFRS 9, this will consider both PD-12 months, which is the probability of the financial instrument entering default within the next 12 months, and also lifetime PD, which is the probability of the transaction entering into default between the reporting date and the transaction's residual maturity date. Future information of relevance is considered to be needed to estimate these parameters, according to the standard.

- Loss Given Default (LGD): is the loss produced in the event of default. It reflects the percentage of exposure that could not be recovered in the event of a default. It depends mainly on the collaterals, which are considered as credit risk mitigating factor associated with each credit financial asset, and the future cash flows that are expected to be recovered. According to the standard, forward-looking information must be taken into account in the estimation.

- Discount rate: the rate applied to the future cash flows estimated during the expected life of the asset which its purpose is to equalize the net present value of the financial instrument and the carrying value. When calculating the discount rate, expected losses for default when estimating future cash flows are not generally taken into consideration, except in cases in which the asset is considered to be impaired, in which case the interest rate applied will take into consideration such losses and it will be known as the effective interest rate adjusted for credit risk.

In order to estimate the above parameters, the Bank has applied its experience in developing internal models for parameters calculation both for regulatory and management purposes.

Use of present, past and future information

Apart from using present and past information, the Bank currently uses forward-looking information in internal management and regulatory processes, considering several factors, resulting in three scenarios such as: basis, pessimist and optimist. In this sense, the Bank will re-use its experience in the management of such information and maintain consistency with the information used in the other processes.

Based on the adopted models, the Bank estimated an impact of R$1.5 billion in its equity net of tax effects arising from the IFRS 9 adoption, related to financial assets inmpairment. This amount will be booked when this rule becomes fully applied, on January 1, 2018, registering the counterparty in the heading "Allowance for Credit Losses" related to the expected losses for financial assets classified at "amortized cost", for debt instruments classified at "fair value with changes in other comprehensive instruments", as well as the lease consideration. For the other risks and contingent committments the register will be in the heading "provisions".

1.c) Accounting of hedges

IFRS 9 includes new hedge accounting requirements which have a twofold objective: to simplify current requirements and to bring hedge accounting in line with risk management, allowing a greater variety of derivative financial instruments which can be considered to be hedging instruments.

The Bank decided to keep its Hedge Accounting coverage aligned with IAS 39 requirements, considering that IFRS 9 exempts the application of the new Hedge Accounting concepts while IASB has not determined the new accounting treatment and concepts for Macro Hedge yet.

2- IFRS 9 implementation strategy

The Santander Spain Group together with its subsidiaries has established a global work stream with the aim of adapting its processes to the new classification standards for financial instruments, accounting of hedges and estimating credit risk impairment, so that such processes are applicable in a uniform way for all Bank units, and, at the same time, it can be adapted to each unit's individual features.

Accordingly, the Bank is working towards defining an objective internal model and analyzing all the changes which are needed to adapt accounting classifications and credit risk impairment estimation models in force in each unit to the previous definitions.

At December 31, 2017, the aforementioned requirements must be applied retrospectively adjusting the opening balance of January 1, 2018, and it is not necessary to re-issue the comparative Financial Statements.

The project's main phases and milestones

The main milestones achieved include:

- the definition and implementation of the functional requirements and the design of an operation model adapted to the IFRS 9 demands;

- the need identification of the technological environment and the necessary adjustments to the existing controls frame.

- The implementation of models and other requirements to the provisions calculation.

• IFRS 15 - Revenue from Customers Contracts : The standard was issued in May 2014 and applies to an annual reporting period beginning on January 1, 2018. This standard specifies how and when an entity will recognize revenue as well as requiring such entities to provide users of financial statements with more informative, relevant disclosures. The standard provides five basic principles to be applied to all contracts with customers, which are: i) identify the contract with the customer; ii) identify the implementing obligations under the contract; iii) determine the transaction price; iv) allocate the transaction price to performance obligations; and v) recognize revenue at the moment (or the extent to which) the entity carrying out an obligation of execution.

The IFRS 15's basic principle consists in the fact that an entity recognizes revenues to describe the transference of products or services rendered to clients using the value that reflects the consideration which the entity expects to receive in return of such products or services rendered. An entity recognizes revenues according to this basic principle through the following steps:

Step 1: To identify the contract(s) with a client - a contract is the agreement between two or more parties which creates feasible rights and obligations. The IFRS 15's requirements are applied to every contract signed with a client and which is according to specific criteria.

Step 2: To identify the performance obligations in the contract - a contract includes promises of products transfer or services to a client. If theses products or services are different, the promises become performance obligations and they are registered separately.

Step 3: To determine the transaction price -  the transaction price is the value of the contract´s consideration which an entity expects to receive in return of the products transfer or services rendered to a client.

Step 4: To allocate the transaction price  into the performance obligation of the contract - an entity normally allocates the transaction price into each performance obligation based on the individual sales price related to each good or service promised in contract.

Step 5: To recognize the revenue when (or as) the entity meets a performance obligation - an entity recognizes revenues when (or as) it meets an performance obligation due to the good transferred or service rendered to a client. The amount of revenue recognized is the value allocate to the performance obligation met.

After the analysis on the commissions/fees applied by the Banco Santander versus the new IFRS 15 concepts, it was possible to conclude that there will not be significant impact on the revenues current recognized.

• IFRS 16 - Leasing contracts - Issued in January 2016 with the mandatory enforcement date since January 1st, 2019. This rule contains a new approach for the leasing contracts, which requires from the lessee the assets and liabilities recognition based on the rights and obligations created by the contract. That way, first the entity shall evaluate whether the contract is or contain a leasing characteristics. The contract is or contain leasing characteristics, if it transmits the right to control the identified asset use in a defined period in return of a consideration.

Effective from January-2019, the Banks still in the process of analyzing this new rule, looking carefully the new concept of leasing, specially acting as tenant. Acting as lessee, the Bank does not expect great changes.

• IFRS 17 - In May 2017, IASB issues this rule for insurance contracts which its goal is to replace IFRS 4. The enforcement date of IFRS 17 is on January 1st, 2021. The rule´s purpose is to improve the disclosure on the financial statement being one of the main changes the profit recognition during the time that the insurance services are being rendered, evaluating the insurance company´s performance during time.

The possible impacts due to the changes applied since 2018 are under Bank´s analysis, which shall be concluded until the date of enforcement of the rule.

c.2) Estimates used

The consolidated results and the determination of consolidated equity are influenced by the accounting policies, assumptions, estimates and measurement methods used by the management of the Bank in preparing the consolidated financial statements. The Bank makes estimates and assumptions that affect the reported amounts of assets and liabilities of future periods. All estimates and assumptions required, in conformity with IFRS, are best estimates undertaken in accordance with the applicable standard.

In the consolidated financial statements estimates were made by the management of the Bank and of the consolidated entities in order to quantify certain assets, liabilities, revenues, expenses, and disclosure notes.

c.2.1) Critical estimates

The estimates and critical assumptions that have the most significant impact on the carrying amounts of certain assets, liabilities, revenues and expenses and the disclosure notes, are described below:

i. Allowance for loan losses

The carrying amount of impaired financial assets is adjusted by recording a provision for losses on debts of "Impairment Losses on Financial Assets (Net) - Loans and Receivables" in the consolidated income statement.  The reversal of previously recorded losses is recognized in the consolidated income statement in the period in which the impairment decrease and it can be related objectively to an event of recovery.

To determine the balance of “Provision for Impairment Losses”, Banco Santander first assesses whether there is objective evidence of impairment loss individually for financial assets that are significant, and individually or collectively for financial assets that are not significant.

To measure the impairment loss on loans individually evaluated for impairment, the Bank considers the conditions of the borrower, such as their economic and financial situation, level of indebtedness, ability to generate income, cash flow, management, corporate governance and quality of internal controls, payment history, industry expertise, contingencies and credit limits, as well as characteristics of assets, such as its nature and purpose, type, sufficiency and liquidity level guarantees and total amount of credit, as well as based on historical experience of impairment and other circumstances known at the moment of evaluation.

To measure the impairment loss on loans collectively evaluated for impairment, the Bank segregates financial assets into groups considering the characteristics and similarity of credit risk, in other words, according to segment, the type of assets, guarantees and other factors associated as the historical experience of impairment and other circumstances known at the time of assessment.

For further details see Note 2.i.

ii. Income taxes (IRPJ), Social Contribution (CSLL), Social Integration Program (PIS) and Tax for Social Security Financing (COFINS)

The current income tax expense is calculated by sum of the Current Tax, Social Contribution, Pis and Cofins resulting from application of the appropriate tax rate to the taxable profit for the year (net of any deductions allowable for tax purposes), and of the changes in deferred tax assets and liabilities recognized in the consolidated income statement.

Deferred tax assets and liabilities include temporary differences, which are identified as the amounts expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities and their related tax bases, and tax loss and tax credit carryforwards. These amounts are measured at the tax rates that are expected to apply in the period when the asset is carried out or the liability is settled. Deferred tax assets are only recognized for temporary differences to the extent that they are considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets can be utilized, and the deferred tax assets do not arise from the initial recognition (except in a business combination) of other assets and liabilities in a transaction that affects neither taxable profit or accounting profit. Other deferred tax assets (tax loss and tax credit carryforwards) are only recognized if it is considered probable that the consolidated entities will have sufficient future taxable profits against which they can be utilized.

The deferred tax assets and liabilities recognized are reassessed at each financial statement date in order to ascertain whether they still exist, and the appropriate adjustments are made on the basis of the findings of the assessment performed. Under the current regulation, the expected tax credits carrying out is based on the Bank's projections of future results and based on technical study.

For more details see note 2.aa

iii. Fair value measurement of certain financial instruments

Financial instruments are initially recognized at fair value, which is considered equivalent to the transaction price and those that are not measured at fair value through income statement are adjusted by the transaction costs.

Financial assets and liabilities are subsequently measured at each period-end by using valuation techniques. This calculation is based on assumptions, which take into consideration management's judgment based on existing information and market conditions at the date of financial statements.

Banco Santander classifies fair value measurements using a fair value hierarchy that reflects the model used in the measurement process,  segregating financial instruments between Level I, II or III.

Notes 2.e & 48.c8 present the sensitivity analysis and accounting policies for Financial Instruments, respectively.

iv. Post-employment benefits

The defined benefit plans are recorded based on an actuarial study, conducted annually by specialized company, at the end of each year to be effective for the subsequent period and the effects of such study are recognized in the headings of the income statement "Interest expense and similar Charges" and "Provisions (net)", during the current period.

The present value of the defined benefit obligation is the present value without any assets deductions of expected future payments required to settle the obligation resulting from employee service in the current and past periods.

Notes 2.x & 23.iii present the accounting policies for Post-employment benefits and sensitivity analysis, respectively.

v. Provisions, contingent assets and liabilities

Provisions for the lawsuits and administrative proceedings are recorded when their risk of loss are considered probable and the amounts can be reliably measured, based on the nature, complexity and history of lawsuits and the opinion of legal counsel internal and external.

Provisions are fully or partially reversed when the obligations cease to exist or are reduced. Given the uncertainties arising from the proceedings, it is not practicable to determine the timing of any outflow (cash disbursement).

For more details see note 2.r

vi. Goodwill

The goodwill recorded is subject to impairment test at least annually or in a short period, if there is any indication of impairment.

The recoverable goodwill amounts are determined from value in use calculations. For this purpose, it is estimated the cash flow for a period of 5 years. The cash flow was prepared considering  several  factors, including: (i) macro-economic projections, such as interest rates, inflation and exchange rates, among other, (ii) the performance and growth estimates of the Brazilian financial market, (iii) increased costs, returns, synergies and investment plans, (iv) the behavior of customers, and (v) the growth rate and long-term adjustments to cash flows. These estimates rely on assumptions regarding the likelihood of future events, and changing certain factors could result in different outcomes. The estimate of cash flows is based on valuations prepared by independent research company or whenever there is evidence of impairment, which is reviewed  and approved by the Executive Board.

For additional details see note 14.

c.3) Capital management

Capital management considers the regulatory and economic information. The objective is to achieve an efficient capital structure in terms of cost and compliance, meeting the requirements of the regulatory body and contributing to achieve the goals of the classification of rating agencies and investors' expectations. The capital management includes securitization, assets disposal, raising capital through issue of shares, subordinated debts and hybrid instruments.

From an economic standpoint, capital management seeks to optimize value creation at the Bank and at its different business segment. To this end, the economic capital, RORAC (return on risk-adjusted capital) and value creation data for each business segment are generated, analyzed and reported to the management committee on a quarterly basis. Within the framework of the internal capital adequacy assessment process (Pillar 2 of the Basel Capital Accord), the Group uses an economic capital measurement model with the objective of ensuring that there is sufficient capital available to support all the risks of its activity in different economic scenarios, with the solvency levels agreed upon by the Bank.

In order to adequately manage the Bank's capital, it is essential to estimate and analyze future needs, in anticipation of the various phases of the business cycle. Projections of regulatory and economic capital are made based on financial projections (statement of financial position, income statement, etc.) and on macroeconomic scenarios estimated by the Economic Research Service. These estimates are used by the Bank as a reference to plan the management actions (issues, securitizations, etc.) required to achieve its capital targets.